Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events:
The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.
a)	On January 8, 2016, the Company's common stock began trading on a split-adjusted basis, following a December 22, 2015 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-five. There was no change in the number of authorized shares or the par value of the Company's common stock.
b)	On January 27, 2016, the unsecured revolving convertible promissory note was further amended, increasing the maximum principal amount available to be drawn to $13,765. On January 29, 2016, the Company drew down the additional undrawn balance of $2,000.
c)	On January 27, 2016 the Company received a letter from The Nasdaq Stock Market confirming that it has regained compliance with the minimum bid price requirement.
d)	On March 7, 2016, the unsecured revolving convertible promissory note was further amended, increasing the maximum principal amount available to be drawn to $16,265, while also increasing the amount by which the Applicable Limit will be reduced from $2,000 to $2,500. On March 8, 2016, the Company drew down the additional undrawn balance of $2,500.